FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	$ (125)	$ (37)
Funding and debit valuation adjustments	(96)	(82)
Other valuation adjustments	(1,206)	(730)
of which: liquidity	(746)	(308)
of which: model uncertainty	$ (460)	$ (423)